Commitments and Contingencies - Company's Future Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 57
2014	13
Total	$ 70